Goodwill (Tables)	12 Months Ended
Jun. 30, 2022
Goodwill.
Schedule of carrying amount and movements of goodwill

$
Balance at July 1, 2020	32,296
Addition through business combinations (Note 20)	235,102
Balance at June 30, 2021	267,398

Addition through business combinations (Note 20)	34,296
Goodwill Impairment	(91,685)
Balance at June 30, 2022	210,009